Earnings per share (Details) - RUB (₽) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
Net profit attributable to ordinary equity holders of the parent for basic earnings	₽ 17,399	₽ 8,842	₽ 4,832
Weighted average number of ordinary shares for basic earnings per share	62,433,524	62,251,274	61,788,024
Effect of share-based payments	20,482	165,196	476,420
Weighted average number of ordinary shares for diluted earnings per share	62,454,006	62,416,470	62,264,444
Basic, profit attributable to ordinary equity holders of the parent	₽ 278.68	₽ 142.04	₽ 78.20
Diluted, profit attributable to ordinary equity holders of the parent	₽ 278.59	₽ 141.66	₽ 77.60